FLEXSHARES® TRUST

FlexShares® Disciplined Duration MBS Index Fund

SUPPLEMENT DATED May 27, 2016 TO

PROSPECTUS DATED March 1, 2016

1.    The following replaces the paragraph under “Management” on page 97 with the following:

Investment Adviser and Portfolio Managers. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. Bradley Camden, Senior Vice President of Northern Trust Investments, Inc. and Kevin O’Shaughnessy, Vice President of Northern Trust Investments, Inc. have served as Portfolio Managers of the Fund since its inception on September 3, 2014, and May 2016, respectively.

2.    The following replaces the eighth full paragraph on page 140 under “Description of Fund Management – Portfolio Managers”:

Kevin O’Shaughnessy is Vice President of NTI. Mr. O’Shaughnessy joined NTI in 1997 and is responsible for managing various fixed-income portfolios.

3.    Effective May 23, 2016, Brian Hart is no longer a portfolio manager of the Fund. All references to Mr. Hart in the Prospectus are hereby deleted.

Please retain this Supplement with your Prospectus for future reference.

FLEXSHARES® TRUST

FlexShares® Disciplined Duration MBS Index Fund

SUPPLEMENT DATED MAY 27, 2016 TO

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MARCH 1, 2016

1. The disclosure as to the portfolio managers of the FlexShares Disciplined Duration MBS Index Fund in the table under the section “Portfolio Managers” on page 68 of the SAI is replaced with the following:

NAME OF FUND	PORTFOLIO MANAGERS
FlexShares Disciplined Duration MBS Index Fund	Bradley Camden and Kevin O’Shaughnessy

2. The following disclosure is added under the section entitled “Portfolio Managers – Accounts Managed by Portfolio Managers” beginning on page 68 of the SAI:

The table below discloses accounts within each type of category listed below for which Kevin O’Shaughnessy was jointly and primarily responsible for day-to-day portfolio management as of May 20, 2016.

Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance
FlexShares Trust:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	4	$7,754,073,205	0	$0
Other Accounts:	9	$11,006,415,856	0	$0

3. As of May 20, 2016, Kevin O’Shaughnessy did not own any shares of the Fund.

4. Effective May 23, 2016, Brian Hart is no longer a portfolio manager of the Fund. All references to Mr. Hart in the SAI are hereby deleted.

Please retain this Supplement for future reference.